Debt and Equity Securities - Sales of Debt and Equity Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Gross proceeds	$ 90,007	$ 42,845	$ 72,215
Gross realized gains	716	261	638
Gross realized losses	(256)	(76)	(93)
Net realized gains	$ 460	$ 185	$ 545